OTHER NON-FINANCIAL ASSETS - Schedule of movement of contracts assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract Assets [Roll Forward]
Initial balance	$ 72,359	$ 48,566	$ 25,080
Activation	233,572	242,717	302,290
Cumulative translation adjustment	(6,177)	2,033	(37,146)
Amortization	(234,188)	(220,957)	(241,658)
Final balance	$ 65,566	$ 72,359	$ 48,566